Capital disclosures and net debt (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio
At 31 December 2023, gearing was 19.7% (2022 20.5%).

		$ million
At 31 December	2023	2022
Finance debt	51,954	46,944
Less: fair value asset (liability) of hedges related to finance debt[a]	(1,988)	(3,673)
	53,942	50,617
Less: cash and cash equivalents	33,030	29,195
Net debt	20,912	21,422
Total equity	85,493	82,990
Gearing	19.7%	20.5%
[a]Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $73 million (2022 liability of $91 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
Disclosure of reconciliation of liabilities arising from financing activities
An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2023	46,944	5,312	8,549	42	60,847
Exchange adjustments	33	—	132	1	166
Net financing cash flow	3,040	(213)	(2,560)	(22)	245
Fair value (gains) losses	1,389	(2,065)	—	—	(676)
New and remeasured leases/joint operations payables	—	—	4,956	10	4,966
Other movements[b]	548	(56)	44	(1)	535
At 31 December 2023	51,954	2,978	11,121	30	66,083

At 1 January 2022	61,176	481	8,611	250	70,518
Exchange adjustments	(164)	—	(260)	1	(423)
Net financing cash flow	(10,855)	(192)	(1,961)	(29)	(13,037)
Fair value (gains) losses	(3,694)	5,023	—	—	1,329
New and remeasured leases/joint operations payables	—	—	2,367	21	2,388
Other movements[c]	481	—	(208)	(201)	72
At 31 December 2022	46,944	5,312	8,549	42	60,847
[a]Currency swaps include cross currency interest rate swaps.
[b]2023 other movements in finance debt include $545 million acquired with TravelCenters of America.
[c]2022 other movements in finance debt include $1,044 million acquired with Archaea Energy Inc. and a non-cash reduction in balances related to the Alaska divestment. Other movements in the net partner payable for leases entered into on behalf of joint operations primarily represent transfers to amounts held for sale.